Schedule of cash (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 366	¥ 466,683	$ 363	¥ 979,005
Bank balances	566,956		1,217,396
Other	211		209
Total	$ 567,533		$ 1,217,968